Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Earnings Per Share [Abstract]
Profit for the year attributable to equity holders of the Group	$ 33,427,019	$ 45,252,712	$ 13,580,791
Weighted average number of ordinary shares in issue during the year	76,769,691	60,956,752	3,333,433
Basic and diluted earnings per share	$ 0.44	$ 0.74	$ 4.07